Material information on accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) legalEntity segment operatingEntity strategicDivision	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Leases of assets	$ 5
Customers trade receivable percentage	50.00%
Net interest expense	$ 528	$ 268	$ 67
Increase (decrease) in remeasurements	$ (244)	(222)	195
Legal entities | legalEntity	40
Operating entities | operatingEntity	23
Number of strategic divisions | strategicDivision	5
Number of operating segments | segment	5
Number of reportable segments | segment	5
Interest joint venture	50.00%
Voting rights, percentage	50.00%
Cost of Sales
Summary of Significant Accounting Policies [Line Items]
Employee benefits costs	$ 33,184	28,494	25,051
Administrative Expenses
Summary of Significant Accounting Policies [Line Items]
Employee benefits costs	43,001	41,329	31,973
Sales and Marketing Expense
Summary of Significant Accounting Policies [Line Items]
Employee benefits costs	$ 36,138	$ 36,304	$ 30,227